6. TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade Receivables Tables Abstract
Trade receivables
		Consolidated
	12/31/2018	12/31/2017
Trade receivables
Third parties
Domestic market	1,369,396	1,290,823
Foreign market	852,821	982,846
	2,222,217	2,273,669
Allowance for doubtful debts	(237,352)	(191,979)
	1,984,865	2,081,690
Related Parties (note 19 b)	93,317	115,388
	2,078,182	2,197,078

Gross trade receivables from third parties
		Consolidated
	12/31/2018	12/31/2017
Current	1,514,847	1,391,839
Past-due up to 30 days	177,287	167,760
Past-due up to 180 days	47,684	142,346
Past-due over 180 days	482,399	571,724
	2,222,217	2,273,669

Changes in allowance for doubtful debts
	Consolidated
	12/31/2018	12/31/2017
Opening balance	(191,979)	(172,782)
Expected credit losses	(53,706)	(36,697)
Recovery of receivables	8,333	17,500
Closing balance	(237,352)	(191,979)